Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Allowance for credit loss		$ 799,000	$ 337,000
Redeemable convertible preferred stock, par value ($ per share)		$ 0.0001	$ 0.0001
Redeemable convertible preferred, authorized (shares)		125,405,000	98,545,000
Redeemable convertible preferred, issued (shares)		124,979,000	98,542,000
Redeemable convertible preferred, outstanding (shares)	[1]	124,979,000	98,542,000
Redeemable convertible preferred liquidation preference		$ 166,131,000	$ 112,778,000
Common stock, par value ($ per share)		$ 0.0001	$ 0.0001
Common stock, authorized (shares)		230,680,000	189,487,000
Common stock, issued (shares)		38,981,000	32,132,000
Common stock, outstanding (shares)		38,981,000	32,132,000

[1]	The shares of the Company’s common and redeemable convertible preferred stock, prior to the Merger (as defined in Note 1) have been retroactively restated to reflect the exchange ratio of approximately 4.1193 established in the Merger as described in Note 3.